Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 35,940	$ 33,057	$ 26,651
Unsecured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	5,747	5,222
Quoted Prices In Active Markets (Level 1) [Member] | Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Unsecured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Unsecured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Significant Unobservable Inputs (Level 3) [Member] | Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	35,940	33,057	$ 26,651
Significant Unobservable Inputs (Level 3) [Member] | Unsecured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 5,747	$ 5,222